Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 51	$ 49
Provision for credit losses
Purchases and originations	3	3
Derecognitions and maturities	(3)	(3)
Remeasurements	6	9
Write-offs	(7)	(9)
Recoveries	2	2
Exchange rate and other	(1)	(1)
Balance at end of period	51	50
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	15
Provision for credit losses
Transfers in (out) to Stage 1	5	8
Transfers in (out) to Stage 2	(1)	(2)
Purchases and originations	3	3
Derecognitions and maturities	(1)	(1)
Remeasurements	(7)	(7)
Exchange rate and other		1
Balance at end of period	16	17
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	16	15
Provision for credit losses
Transfers in (out) to Stage 1	(5)	(8)
Transfers in (out) to Stage 2	1	2
Transfers in (out) to Stage 3	(3)	(3)
Derecognitions and maturities	(2)	(2)
Remeasurements	11	12
Exchange rate and other		(1)
Balance at end of period	18	15
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	18	19
Provision for credit losses
Transfers in (out) to Stage 3	3	3
Remeasurements	2	4
Write-offs	(7)	(9)
Recoveries	2	2
Exchange rate and other	(1)	(1)
Balance at end of period	$ 17	$ 18